LOSS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Components of the numerator for the calculation of basic and diluted EPS:
Net loss attributable to Golar LNG Ltd stockholders - basic and diluted	$ (273,557)	$ (211,956)	$ (231,428)
Basic and diluted loss per share:
Weighted average number of common shares outstanding (in shares)	96,983	100,659	100,684
Loss per share are as follows:
Basic and diluted (in dollars per share)	$ (2.82)	$ (2.11)	$ (2.30)